Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Stock-based compensation cost included in Consolidated Statement of Earnings

($ in millions)

For the year ended December 31:	2013	2012	2011
Cost	$122	$132	$120
Selling, general and administrative	435	498	514
Research, development and engineering	57	59	62
Other (income) and expense	—	(1)	—
Pre-tax stock-based compensation cost	614	688	697
Income tax benefits	(213)	(240)	(246)
Total stock-based compensation cost	$402	$448	$450

Summary of option activity
	2013		2012		2011
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$94	11,389,721	$90	20,662,322	$94	39,197,728
Options exercised	90	(5,585,127)	86	(9,080,170)	98	(18,144,309)
Options canceled/expired	86	(181,643)	75	(192,431)	107	(391,097)
Balance at December 31	$97	5,622,951	$94	11,389,721	$90	20,662,322
Exercisable at December 31	$97	5,622,951	$94	11,389,721	$90	20,662,322

Options outstanding and exercisable with exercise price ranges
	Options Outstanding and Exercisable
				Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$82	468,427	$49,244,658	2.1
$86–$105	98	4,908,689	440,012,196	1.1
$106 and over	106	245,835	20,055,475	0.2
	$97	5,622,951	$509,312,330	1.1

Summary of Restricted Stock Units activity

RSUs

	2013		2012		2011
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$148	9,841,461	$129	12,218,601	$110	11,196,446
RSUs granted	189	2,541,081	184	2,635,772	154	5,196,802
RSUs released	131	(2,952,363)	117	(4,338,787)	106	(3,508,700)
RSUs canceled/forfeited	154	(794,862)	139	(674,125)	122	(665,947)
Balance at December 31	$166	8,635,317	$148	9,841,461	$129	12,218,601

Summary of Performance Share Units activity
PSUs

	2013		2012		2011
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$151	3,172,201	$122	3,686,991	$111	3,649,288
PSUs granted at target	195	869,875	185	1,004,003	154	1,055,687
Additional shares earned
above target*	118	152,069	102	550,399	118	230,524
PSUs released	118	(1,321,784)	102	(1,998,746)	118	(1,189,765)
PSUs canceled/forfeited	170	(48,067)	131	(70,446)	118	(58,743)
Balance at December 31**	$178	2,824,294	$151	3,172,201	$122	3,686,991

*    Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued depends on the company’s performance against specified targets over the vesting period.